SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

Basis of Preparation

The accompanying Consolidated Financial Statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the accounts and operations of the Company and those of the Company’s subsidiaries in which the Company has a controlling financial interest. Investments in entities in which the Company has significant influence, but less than a controlling financial interest, are accounted for using the equity method.

All intercompany transactions and balances have been eliminated in consolidation. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the consolidated financial position of the Company as of December 31, 2021 and 2020, the consolidated results of operations and cash flows for the years ended December 31, 2021 and 2020 have been included.

Basis of Consolidation

Basis of Consolidation

These Consolidated Financial Statements as December 31, 2021 and 2020 include the accounts of the Company, its wholly-owned subsidiaries and entities over which the Company has control as defined in ASC 810 “Consolidation”. Subsidiaries over which the Company has control are fully consolidated from the date control commences until the date control ceases. Control exists when the Company has ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than fifty percent of the outstanding voting securities of another entity. In assessing control, potential voting rights that are currently exercisable are considered.

The following are the Company’s principal wholly-owned or controlled subsidiaries and or affiliates that are included in these consolidated financial statements as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020:

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Corporate Entities

			Ownership
Entity	Location	Purpose	2021	2020
MPB Acquisition Corp	Nevada	Holding company	100%	0%
GH Group Inc	Long Beach, CA	Holding company	100%	100%
GHB Unsub LLC	Long Beach, CA	Holding company	100%	0%
Glass House Retail, LLC	Long Beach, CA	Holding company	100%	100%
Glass House Cultivation, LLC	Santa Barbara, CA	Holding company	100%	100%
Glass House Manufacturing, LLC	Lompoc, CA	Holding company	100%	100%
LOB Investment Co. LLC	Long Beach, CA	Holding company	100%	100%
SoCal Hemp Co, LLC	San Bernardino Co., CA	Holding company	100%	100%
Field Investment Co. LLC	Long Beach, CA	Holding company	0%	100%
Field Taste Matters, Inc.	Long Beach, CA	Holding company	0%	100%

Management and Operating Entities

			Ownership
Subsidiaries	Location	Purpose	2021	2020
G&H Supply Company, LLC	Carpinteria, CA	Provides cultivation management	100%	100%
Mission Health Associates, Inc.	Carpinteria, CA	Cannabis cultivation	100%	100%
MGF Management LLC	Carpinteria, CA	Cultivation management	100%	100%
G&K Produce LLC	Carpinteria, CA	Cannabis cultivation	100%	100%
K&G Flowers LLC	Carpinteria, CA	Cannabis cultivation	100%	100%
GHCC Management LLC	Camarillo, CA	Cultivation management	100%	0%
Glass House Camarillo Cultivation LLC	Camarillo, CA	Cannabis cultivation	100%	0%
Lompoc Manufacturing GHG, LLC	Lompoc, CA	Processing management	100%	100%
Lompoc Management Co. LLC	Lompoc, CA	Manufacturing management	100%	100%
CA Manufacturing Solutions LLC	Lompoc, CA	Cannabis manufacturing	100%	100%
Saint Gertrude Management Company LLC	Santa Ana, CA	Retail management	100%	100%
Bud and Bloom	Santa Ana, CA	Cannabis retail	100%	100%
Farmacy SB, Inc.	Santa Barbara, CA	Cannabis retail	100%	100%
ICANN, LLC	Berkeley, CA	Cannabis retail	100%	0%
Farmacy Isla Vista, LLC	Santa Barbara, CA	Cannabis retail applicant	100%	100%
SBDANK LLC	Santa Ynez, CA	Cannabis retail applicant	51%	51%
E7 Eureka LLC	Eureka, CA	Cannabis retail applicant	100%	0%
Zero One Seven Management, LLC	Long Beach, CA	Manufacturing management	0%	100%
ATES Enterprises, LLC	Long Beach, CA	Cannabis manufacturing	0%	100%

Real Estate Entities

			Ownership
Subsidiaries	Location	Purpose	2021	2020
Glass House Farm LLC	Carpinteria, CA	Real Estate	100%	100%
Magu Farm LLC	Carpinteria, CA	Real Estate	100%	100%
East Saint Gertrude 1327 LLC	Santa Ana, CA	Real Estate	100%	100%
2000 De La Vina LLC	Santa Barbara, CA	Real Estate	100%	100%
GH Camarillo LLC	Camarillo, CA	Real Estate	100%	0%

Non-Controlling Interest

Non-Controlling Interest

Non-controlling interest represents equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.

Use of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the Consolidated Financial Statements and the reported amounts of total net revenue and expenses during the reporting period. The Company regularly evaluates significant estimates and assumptions related to the consolidation or non-consolidation of variable interest entities, estimated useful lives, depreciation of property and equipment, amortization of intangible assets, inventory valuation, share-based compensation, business combinations, goodwill impairment, long-lived asset impairment, purchased asset valuations, fair value of financial instruments, compound financial instruments, derivative liabilities, deferred income tax asset valuation allowances, incremental borrowing rates, lease terms applicable to lease contracts and going concern. These estimates and assumptions are based on current facts, historical experience and various other factors that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue, costs and expenses that are not readily apparent from other sources. The actual results the Company experiences may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Segmented Information

Segmented Information

The Company currently operates in one segment, the production and sale of cannabis products, which is how the Company’s Chief Operating Decision Maker manages the business and makes operating decisions. All of the Company’s operations are in the United States of America in the State of California. Intercompany sales and transactions are eliminated in consolidation.

Reclassifications	Reclassifications Certain comparative amounts have been reclassified to conform with current period presentation. There were no impacts on net loss or cash flows for the periods presented.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

Restricted Cash

Restricted Cash

Restricted cash balances are those which meet the definition of cash and cash equivalents but are not available for use by the Company. As of December 31, 2021 and 2020, restricted cash was $3.0 million and nil, respectively, which is held in an escrow account and used as an interest reserve for the senior term loan agreement. See “Note 16 – Notes Payable” for further discussion.

Accounts Receivable

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Accounts Receivable

The Company extends non-interest-bearing trade credit to its customers in the ordinary course of business which is not collateralized. Accounts receivable are shown on the face of the Consolidated Balance Sheets, net of an allowance for doubtful accounts. The Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends, in determining the allowance for doubtful accounts. The Company does not accrue interest receivable on past due accounts receivable. The reserve for doubtful accounts was $60,000 and $200,000 as of December 31, 2021 and 2020, respectively.

Inventory

Inventory

Inventory is comprised of raw materials, finished goods and work-in-process such as pre-harvested cannabis plants and by-products to be extracted. The costs of growing cannabis, including but not limited to labor, utilities, nutrition and supplies, are capitalized into inventory until the time of harvest. All direct and indirect costs related to inventory are capitalized when incurred, and subsequently classified to cost of goods sold in the Consolidated Statements of Operations. Raw materials and work-in-process is stated at the lower of cost or net realizable value, determined using the weighted average cost. Finished goods inventory is stated at the lower of cost or net realizable value, with cost being determined on the first-in, first-out (“FIFO”) method of accounting. Net realizable value is determined as the estimated selling price in the ordinary course of business less estimated costs to sell. The Company periodically reviews physical inventory for excess, obsolete, and potentially impaired items and establishes reserves when warranted. The Company reviews inventory for obsolete, redundant and slow-moving goods, and any such inventory is written down to net realizable value. Packaging and supplies are initially valued at cost. The reserve estimate for excess and obsolete inventory is based on expected future use. The reserve estimates have historically been consistent with actual experience as evidenced by actual sale or disposal of the goods. As of December 31, 2021 and 2020, the Company’s reserve was $784,289 and nil, respectively.

Investments

Investments

Investments in unconsolidated affiliates are accounted as follows:

Equity Method and Joint Venture Investments

The Company accounts for investments in which it can exert significant influence but does not control as equity method investments in accordance with ASC 323, “Investments—Equity Method and Joint Ventures”. In accordance with ASC 825, “Financial Instruments”, the fair value option (“FVO”) to measure eligible items at fair value on an instrument-by-instrument basis can be applied. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for under the equity method. These investments are recorded at the amount of the Company’s initial investment and adjusted each period for the Company’s share of the investee’s income or loss, and dividends paid.

Investments in Equity without Readily Determinable Fair Value

Investments without readily determinable fair values (which are classified as Level 3 investments in the fair value hierarchy) use a determinable available measurement alternative in accordance with ASC 321, “Investments—Equity Securities”. The measurement alternative requires the investments to be held at cost and adjusted for impairment and observable price changes, if any.

Property, Plant and Equipment

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Property, Plant and Equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Land	Not Depreciated
Buildings	39 Years
Furniture and Fixtures	5 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 – 5 Years
Construction in Progress	Not Depreciated

The assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting period and adjusted prospectively if appropriate. An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the Consolidated Statements of Operations in the period the asset is derecognized.

Intangible Assets

Intangible Assets

Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. The estimated useful lives, residual values and amortization methods are reviewed at each reporting period, and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization. Amortization is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Dispensary Licenses	Indefinite
Intellectual Property	5 Years

In accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”), costs of internally developing, maintaining or restoring intangible assets are expensed as incurred. Inversely, costs are capitalized when certain criteria are met through the point at which the intangible asset is substantially complete and ready for its intended use.

Goodwill

Goodwill

Goodwill is measured as the excess of consideration transferred over the net of the acquisition date fair value of assets acquired and liabilities assumed in a business acquisition. In accordance with ASC 350, goodwill and other intangible assets with indefinite lives are no longer subject to amortization. The Company reviews the goodwill and other intangible assets allocated to each of the Company’s reporting units for impairment on an annual basis as of year-end or whenever events or changes in circumstances indicate carrying amount it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the carrying amount of a reporting unit is in excess of its fair value, the Company recognizes an impairment charge equal to the amount in excess.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company applies the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2011-08 “Intangibles-Goodwill and Other-Testing Goodwill for Impairment,” which provides entities with an option to perform a qualitative assessment (commonly referred to as “Step Zero”) to determine whether further quantitative analysis for impairment of goodwill is necessary. In performing Step Zero for the Company’s goodwill impairment test, the Company is required to make assumptions and judgments including but not limited to the following: the evaluation of macroeconomic conditions as related to the Company’s business, industry and market trends, and the overall future financial performance of its reporting units and future opportunities in the markets in which they operate. If impairment indicators are present after performing Step Zero, the Company would perform a quantitative impairment analysis to estimate the fair value of goodwill.

During the years ended December 31, 2021 and 2020, the Company performed the Step Zero analysis for its goodwill impairment test. As a result of the Company’s Step Zero analysis, no further quantitative impairment test was deemed necessary. There were no impairments of goodwill or intangible assets with indefinite lives for the years ended December 31, 2021 and 2020.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

For purposes of the impairment test, long-lived assets such as property, plant and equipment, and definite-lived intangible assets are grouped with other assets and liabilities at the lowest level for which identifiable independent cash flows are available (“asset group”). In accordance with ASC 360, “Property, Plant, and Equipment” (“ASC 360”), the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In order to determine if assets have been impaired, the impairment test is a two-step approach wherein the recoverability test is performed first to determine whether the long-lived asset is recoverable. The recoverability test (Step 1) compares the carrying amount of the asset to the sum of its future undiscounted cash flows using entity-specific assumptions generated through the asset’s use and eventual disposition. If the carrying amount of the asset is less than the cash flows, the asset is recoverable and an impairment is not recorded. If the carrying amount of the asset is greater than the cash flows, the asset is not recoverable and an impairment loss calculation (Step 2) is required. The measurement of the impairment loss to be recognized is based on the difference between the fair value and the carrying value of the asset group. Fair value can be determined using a market approach, income approach or cost approach. The cash flow projection and fair value represents management’s best estimate, using appropriate and customary assumptions, projections and methodologies at the date of evaluation. The reversal of impairment losses is prohibited.

Leased Assets

Leased Assets

In accordance with ASU 2016-02, “Leases (Topic 842)” (“ASC 842”), the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and accrued obligations under operating lease (current and non-current) liabilities in the Consolidated Balance Sheets. Leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets and are expensed in the Consolidated Statements of Operations on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are classified as a finance lease or an operating lease. A finance lease is a lease in which 1) ownership of the property transfers to the lessee by the end of the lease term; 2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise; 3) the lease is for a major part of the remaining economic life of the underlying asset; 4) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already included in the lease payments equals or exceeds substantially all of the fair value; or 5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Company classifies a lease as an operating lease when it does not meet any one of these criteria.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company applies judgment in determining whether a contract contains a lease and if a lease is classified as an operating lease or a finance lease. The Company applies judgement in determining the lease term as the non-cancellable term of the lease, which may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. All relevant factors that create an economic incentive for it to exercise either the renewal or termination options are considered. The Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate. The Company also applies judgment in allocating the consideration in a contract between lease and non-lease components. It considers whether the Company can benefit from the ROU asset either on its own or together with other resources and whether the asset is highly dependent on or highly interrelated with another ROU asset.

Income Taxes

Income Taxes

Prior to the Roll-Up, most of the combined entities flowing into the Company’s investment funds were either single member LLCs or taxed as flow-through entities. Income taxes for such entities are not payable, or provided for, by the Company. Members are taxed individually on their share of the entity’s earnings. California imposes an LLC fee based on revenue, which is included with state taxes as a provision for income taxes. Certain entities with cannabis licenses were either corporations or LLCs electing to be taxed as corporations.

Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the Consolidated Balance Sheets. Effects of enacted tax law changes on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period in which the law is enacted. Deferred tax assets may be reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.

The Company follows accounting guidance issued by the Financial Accounting Standards Board (“FASB”) related to the application of accounting for uncertainty in income taxes. Under this guidance, the Company assesses the likelihood of the financial statement effect of a tax position that should be recognized when it is more likely than not that the position will be sustained upon examination by a taxing authority based on the technical merits of the tax position, circumstances, and information available as of the reporting date.

Convertible Instruments

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 generally provide three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free-standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument”.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

On January 1, 2021, the Company early adopted ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for convertible instruments by eliminating the requirement to separate embedded conversion features from the host contract when the conversion features are not required to be accounted for as derivatives under ASC 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. By removing the separation model, a convertible debt instrument will be reported as a single liability instrument with no separate accounting for embedded conversion features. This new standard also removes certain settlement conditions that are required for contracts to qualify for equity classification and simplifies the diluted earnings per share calculations by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in diluted earnings per share calculations. The Company also records, when necessary, deemed dividends for the intrinsic value of conversion options embedded in Preferred Shares of GH Group based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. ASC 815-40 provides that generally, if an event is not within the entity’s control could require net cash settlement, then the contract shall be classified as an asset or a liability.

Derivative Liabilities

Derivative Liabilities

The Company evaluates its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the Consolidated Statements of Operations. In calculating the fair value of derivative liabilities, the Company uses a valuation model when Level 1 inputs are not available to estimate fair value at each reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the Consolidated Balance Sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the Consolidated Balance Sheets dates. Critical estimates and assumptions used in the model are discussed in “Note 13 - Derivative Liabilities”.

Business Combinations

Business Combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition related transaction costs are expensed as incurred and included in the Consolidated Statements of Operations. Identifiable assets and liabilities, including intangible assets of acquired businesses, are recorded at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest is also remeasured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the Consolidated Statements of Operations immediately as a gain on acquisition. See “Note 9 – Business Acquisitions” for further details on business combinations.

Contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. The Company allocates the total cost of the acquisition to the underlying net assets based on their respective estimated fair values. As part of this allocation process, the Company identifies and attributes values and estimated lives to the intangible assets acquired. These determinations involve significant estimates and assumptions regarding multiple, highly subjective variables, including those with respect to future cash flows, discount rates, asset lives, and the use of different valuation models, and therefore require considerable judgment. The Company’s estimates and assumptions are based, in part, on the availability of listed market prices or other transparent market data. These determinations affect the amount of amortization expense recognized in future periods. The Company bases its fair value estimates on assumptions it believes to be reasonable but are inherently uncertain. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates, and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with ASC 450, “Contingencies”, as appropriate, with the corresponding gain or loss being recognized in earnings in accordance with ASC 805, “Business Combinations”.

Revenue Recognition

Revenue Recognition

Revenue is recognized by the Company in accordance with ASC 606, “Revenue from Contracts with Customers”. Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:

(1)	Identify a customer along with a corresponding contract;
(2)	Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;
(3)	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;
(4)	Allocate the transaction price to the performance obligation(s) in the contract;
(5)	Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenues consist of wholesale and consumer packaged goods (“CPG”) and retail sales of cannabis, which are generally recognized at a point in time when control over the goods have been transferred to the customer and is recorded net of sales discounts. Payment is typically due upon transferring the goods to the customer or within a specified time period permitted under the Company’s credit policy. During the years ended December 31, 2021 and 2020, sales discounts were approximately $4.0 million and $3.2 million, respectively.

Revenue is recognized upon the satisfaction of the performance obligations. The Company satisfies its performance obligations and transfers control upon delivery and acceptance by the customer.

Dispensary Revenue

The Company recognizes revenue from the sale of cannabis for a fixed price upon delivery of goods to customers at the point of sale since at this time performance obligations are satisfied. Fees collected related to taxes that are required to be remitted to regulatory authorities are recorded as liabilities and are not included as a component of revenues.

Cultivation and Wholesale CPG

The Company recognizes revenue from the sale of cannabis for a fixed price upon the shipment of cannabis goods as the Company has transferred to the buyer the significant risks and rewards of ownership of the goods. The Company does not retain either continuing material involvement to the degree usually associated with ownership or effective control over the goods sold. Excise taxes due upon sale are recorded as an expense in the accompanying Consolidated Statements of Operations.

Share-Based Compensation

Share-Based Compensation

The Company has a share-based compensation plan comprised of stock options (“Options”), unrestricted stock bonus, RSUs and stock appreciation rights (“SARs”). Options provide the right to the purchase of one Equity Share per option. RSU’s provide the right to receive one Equity Share per unit (or cash payment equal to the fair market value of an Equity Share). SARs provide the right to receive cash from the exercise of such right based on the increase in value between the exercise price and the fair market value of Equity Shares of the Company at the time of exercise.

The Company accounts for its share-based awards in accordance with ASC 718, “Compensation – Stock Compensation”, which requires fair value measurement on the grant date and recognition of compensation expense for all share-based payment awards made to employees and directors, including restricted share awards. For stock options, the Company estimates the fair value using a closed option valuation (Black-Scholes) model. When there are market-related vesting conditions to the vesting term of the share-based compensation, the Company uses a valuation model to estimate the probability of the market-related vesting conditions being met and will record the expense. The fair value of restricted share awards is based upon the quoted market price of the Equity Shares on the date of grant. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period, and the related amount is recognized in the Consolidated Statements of Operations.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The fair value models require the input of certain assumptions that require the Company’s judgment, including the expected term and the expected share price volatility of the underlying share. The assumptions used in calculating the fair value of share-based compensation represent management’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change resulting in the use of different assumptions, share-based compensation expense could be materially different in the future. In addition, the Company elected not to estimate the expected forfeiture rate and only recognize expense for those shares that actually vest.

Financial Instruments

Financial Instruments

Fair Value

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments. There have been no transfers between fair value levels during the years ended December 31, 2021 and 2020.

Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, due from and due to related party, other liabilities, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable and a senior secured convertible credit facility wherein the carrying value at the effective interest rate approximates fair value as the interest rate for notes payable and the interest rate used to discount the host debt contract for senior secured convertible credit facility approximate a market rate for similar instruments offered to the Company.

Cash and cash equivalents and restricted cash are measured at Level 1 inputs. Acquisition-related liabilities resulting from business combinations are measured at fair value using Level 1 or Level 3 inputs. Investments that are measured at fair value use Level 3 inputs. Refer to “Note 6 – Investments” for assumptions used to value investments. Derivative liabilities that are measured at fair value use Level 3 inputs. Refer to “Note 13 – Derivative Liabilities” for assumptions used to value the derivative liabilities. Refer to “Note 14 – Contingent Shares and Earnout Liabilities” for assumptions used to value the contingent consideration.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The individual fair values attributed to the different components of a financing transaction, notably derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Impairment

The Company assesses all information available, including on a forward-looking basis, the expected credit loss associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset at the reporting date with the risk of default at the date of initial recognition based on available information, and forward-looking information that is reasonable and supportive. For accounts receivable only, the Company applies the simplified approach as permitted by ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk. Rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable. Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, credit ratings, the existence of third-party insurance, and forward-looking macro-economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost. The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

Loss Per Share

Loss per Share

The Company calculates basic loss per share by dividing net loss by the weighted-average number of Subordinate Voting Shares (including Exchangeable Shares on an as-exchanged basis) outstanding during the period. Multiple Voting shares are excluded in calculating loss per share as they do not participate in profit and loss. Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, warrants and share options are anti-dilutive.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted ASU 2019-12 on January 1, 2021. The adoption of the standard did not have a material impact on the Company’s Consolidated Financial Statements.

In January 2020, the FASB issued ASU 2020-01, “Investments—Equity Securities (Topic 321)”, “Investments—Equity Method and Joint Ventures (Topic 323)”, and “Derivatives and Hedging (Topic 815)”, which is intended to clarify the interaction of the accounting for equity securities under Topic 321, investments accounted for under the equity method of accounting in Topic 323, and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The Company adopted ASU 2020-01 on January 1, 2021. The adoption of the standard did not have a material impact on the Company’s Consolidated Financial Statements.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt With Conversion and Other Options (Subtopic 470-20)” and “Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. ASU 2020-06 is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Adoption is applied on a modified or full retrospective transition approach. The Company early adopted ASU 2020-06 on January 1, 2021. The adoption of the standard did not have a material impact on the Company’s Consolidated Financial Statements.